Financial instruments by category - Disclosure of Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Financial assets	€ 439,657	€ 391,528
Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,383	248,227
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	123,783	87,462
Other receivables
Disclosure of financial assets [line items]
Financial assets	49,266
Other current receivables
Disclosure of financial assets [line items]
Financial assets		34,944
Other financial assets
Disclosure of financial assets [line items]
Financial assets	18,225	15,900
Other investments
Disclosure of financial assets [line items]
Financial assets		4,995
At amortized cost
Disclosure of financial assets [line items]
Financial assets	434,018	382,337
At amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,383	248,227
At amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	123,783	87,462
At amortized cost | Other receivables
Disclosure of financial assets [line items]
Financial assets	49,266
At amortized cost | Other current receivables
Disclosure of financial assets [line items]
Financial assets		33,260
At amortized cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	12,586	13,388
At FVPL
Disclosure of financial assets [line items]
Financial assets	2,751	2,556
At FVPL | Other current receivables
Disclosure of financial assets [line items]
Financial assets		44
At FVPL | Other financial assets
Disclosure of financial assets [line items]
Financial assets	2,751	2,512
At FVOCI
Disclosure of financial assets [line items]
Financial assets	2,888	6,635
At FVOCI | Other current receivables
Disclosure of financial assets [line items]
Financial assets		1,640
At FVOCI | Other financial assets
Disclosure of financial assets [line items]
Financial assets	€ 2,888
At FVOCI | Other investments
Disclosure of financial assets [line items]
Financial assets		€ 4,995